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Impact Class Portfolios | Government Portfolio
Government Portfolio

Prospectus Supplement

April 26, 2024

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 26, 2024 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated February 28, 2024

Government Portfolio (the "Fund")
Impact Class

Effective immediately, the maximum expense ratio for the Impact Class of the Fund, pursuant to the expense limitation arrangement, will be decreased. Accordingly, effective immediately, the Fund's Prospectus is hereby amended as follows:

The section of the Prospectus entitled "Fund Summary—Government Portfolio—Fees and Expenses" is hereby deleted in its entirety and replaced with the following:

Fees and Expenses

The table below describes the expenses that you may pay if you buy, hold and sell Impact Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Impact Class Portfolios Government Portfolio Impact Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.21%	[1]
Fee Waiver and/or Expense Reimbursement	0.03%	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.18%	[1],[2]
[1]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Impact Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[2]	Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement for Impact Class shares.

Example

The example below is intended to help you compare the cost of investing in the Fund's Impact Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Impact Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Impact Class Portfolios | Government Portfolio | Impact Class | USD ($)	18	65	115	265

Please retain this supplement for future reference.